INCOME (LOSS) PER COMMON SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
INCOME (LOSS) PER COMMON SHARE
Earnings per share
	(in thousands)
	September 30,
	2022	2021

Net loss	(3,115)	(1,922)
Basic weighted average number of shares outstanding	27,335	13,291
Net loss per share (basic)	(0.11)	(0.14)
Diluted weighted average number of shares outstanding	27,335	13,291
Net loss per share (diluted)	(0.11)	(0.14)

Dilutive equity instruments (number of equivalent units):
Stock options	982	2,252
Preferred stock	6,932	17,837
Convertible debt	1,092	908
Warrants	14,086	16,979
Total Dilutive instruments	23,092	37,976

	December 31,
	2021	2020

Net loss	(2,431)	(401)
Basic weighted average number of shares outstanding	13,377	10,767
Net loss per share (basic)	(0.18)	(0.04)
Diluted weighted average number of shares outstanding	13,377	10,767
Net loss per share (diluted)	(0.18)	(0.04)

Dilutive equity instruments (number of equivalent units):
Stock options	1,867	-
Preferred stock	18,253	-
Convertible debt	964	62,095
Warrants	15,655	7,683
Total Dilutive instruments	36,739	69,778